ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES - Results of operations and consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Revenues	¥ 922,201	$ 126,341	¥ 1,018,139	¥ 985,517
Net income	98,589	13,506	180,907	109,819
Net cash provided by operating activities	58,546	8,021	172,122	188,466
Net cash provided by (used in) investing activities	(52,762)	(7,228)	(6,509)	(32,842)
Net cash used in financing activities	(102,283)	(14,013)	(9,448)	(6,956)
Net change in cash and cash equivalents	(90,475)	(12,395)	163,768	194,637
VIE
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Revenues	895,193	122,641	1,010,418	985,436
Net income	149,122	20,430	258,999	189,204
Net cash provided by operating activities	64,861	8,886	215,169	258,279
Net cash provided by (used in) investing activities	(48,718)	(6,674)	18,960	(68,433)
Net cash used in financing activities	(57,430)	(7,868)
Net change in cash and cash equivalents	¥ (41,287)	$ (5,656)	¥ 234,129	¥ 189,846